Vessels, net	12 Months Ended
Dec. 31, 2021
Vessels Net
Vessels, net

4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2019	$1,167,909	$(251,212)	$916,697
Depreciation	—	(31,797)	(31,797)
Balance December 31, 2020	$1,167,909	$(283,009)	$884,900
Depreciation	—	(31,710)	(31,710)
Balance December 31, 2021	$1,167,909	$(314,719)	$853,190

As of December 31, 2021, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the $675 Million Credit Facility, further discussed in Note 5.